Other Non-Current Assets - Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Cost at beginning	$ 76,659	$ 76,659	$ 76,659
Additions of the year	0	0	0
Cost at ending	76,659	76,659	76,659
Fair value adjustments at beginning	(39,416)	(37,501)	(23,490)
Fair value adjustment of the year through profit or loss	3,834	0	4,256
Fair value adjustment of the year through OCI	(648)	(1,915)	(18,267)
Fair value adjustments at ending	(36,230)	(39,416)	(37,501)
Net book value at ending	$ 40,429	$ 37,243	$ 39,158